UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	August 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—85.1%
Advertising—0.1%
$1,000	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	$1,030,000

Aerospace/Defense—0.1%
1,000	L-3 Communications Corp., 7.625%, 6/15/12	Ba3/BB+	1,022,500

Airlines—4.4%
7,000	American Airlines, Inc., pass thru certificates,
	7.858%, 10/1/11, Ser. 01-2	Baa2/A-	7,387,188
	Continental Airlines, Inc., pass thru certificates,
1,544	6.545%, 8/2/20, Ser. 99-1A	Baa2/A-	1,548,147
3,446	6.703%, 6/15/21, Ser. 01-1	Baa2/BBB+	3,450,958
1,695	7.056%, 9/15/09, Ser. 99-2	Baa2/A-	1,696,107
2,210	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,139,118
8,878	7.707%, 10/2/22, Ser. 00-2	Baa2/BBB	9,305,168
1,868	9.798%, 4/1/21, Ser. ERJ-1	Ba1/BB+	1,978,125
	Northwest Airlines, Inc., pass thru certificates,
15,207	7.041%, 4/1/22, Ser. 1A-1	NR/BBB	15,140,588
19,960	7.15%, 4/1/21, Ser. 00-1	Aaa/AAA	20,658,481
3,300	United Airlines, Inc., 7.336%, 1/2/21 (a)(d)	Ba2/BB-	3,151,500
			66,455,380
Apparel & Textiles—0.1%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/B+	930,000

Automotive—0.2%
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	2,193,750
1,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/B	1,040,000
			3,233,750
Banking—6.5%
625	Bank of America, 9.375%, 9/15/09	Aa2/AA-	677,936
13,000	BNP Paribas, 5.186%, 6/29/15 (a)(d)(f)	Aa3/AA-	12,064,286
4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16 (a)(d)(f)	Aa3/A+	4,534,894
4,600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(f)	Aa3/A	4,359,098
	HSBC Capital Funding L.P.,
8,000	4.61%, 6/27/13 (a)(d)(f)	A1/A	7,514,096
2,000	10.176%, 6/30/30 (f)	A1/A	2,756,144
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	8,803,456
8,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT (a)(d)(f)	Aa2/AA	8,000,580
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	15,858,030
6,200	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(f)	A2/BBB	5,891,011
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (f)	Aa3/A	2,234,344
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08 (f)	Aa3/A	8,177,024
12,200	USB Capital IX, 6.189%, 4/15/11 (f)	A1/A+	12,260,292
7,100	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,711,126
			99,842,317

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Computer Services—0.5%
	Electronic Data Systems Corp.,
$4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	$4,003,048
3,500	7.125%, 10/15/09	Ba1/BBB-	3,602,550
			7,605,598
Consumer Products—0.3%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,229,888

Containers—0.1%
1,000	Smurfit-Stone Container, 8.375%, 7/1/12	B3/CCC+	985,000

Diversified Manufacturing—0.3%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (a)(d)	A3/A-	5,470,030

Electronics—0.2%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,035,953
2,000	Celestica, Inc., 7.875%, 7/1/11	B3/B-	1,910,000
			2,945,953
Energy—2.5%
1,500	Dynegy Holdings, Inc., 7.75%, 6/1/19 (a)(d)	B2/B-	1,395,000
800	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	758,555
	Kinder Morgan Energy Partners L.P.,
6,000	6.00%, 2/1/17	Baa2/BBB	5,912,934
1,500	6.50%, 2/1/37	Baa2/BBB	1,432,898
	Peabody Energy Corp.,
1,300	7.375%, 11/1/16	Ba1/BB	1,316,250
1,000	7.875%, 11/1/26	Ba1/BB	1,015,000
2,209	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Baa3/BBB-	2,401,292
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	13,021,956
4,000	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	3,908,048
5,500	TECO Energy, Inc., 7.00%, 5/1/12	Ba1/BB	5,667,612
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,004,040
			38,833,585
Financial Services—17.8%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B1/B+	5,475,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,137,810
4,100	Bear Stearns Cos., Inc., 6.95%, 8/10/12	A1/A+	4,162,972
8,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (f)	NR/BBB-	7,992,900
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (a)(d)	Baa2/BBB	2,475,210
5,299	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	5,813,441
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	3,956,428
12,700	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	11,738,394
4,990	General Electric Capital Corp., 9.83%, 12/15/08	NR/AAA	5,282,799
	General Motors Acceptance Corp.,
5,910	6.51%, 9/23/08, FRN	Ba1/BB+	5,662,921
2,600	6.625%, 5/15/12	Ba1/BB+	2,253,592
10,000	7.00%, 2/1/12	Ba1/BB+	8,995,100
	Goldman Sachs Group, Inc.,
2,500	5.95%, 1/15/27	A1/A+	2,330,040
16,000	6.45%, 5/1/36	A1/A+	15,481,648
10,000	7.35%, 10/1/09	Aa3/AA-	10,384,390

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(f)	A1/A	$12,197,533
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36, Ser. R	Aa3/A	15,590,693
	Lehman Brothers Holdings, Inc.,
10,000	5.50%, 4/4/16	A1/A+	9,367,080
11,900	6.50%, 7/19/17	A2/A	11,737,041
4,200	MBNA Capital, 6.156%, 2/1/27, Ser. B, FRN	Aa2/A+	3,959,399
	Merrill Lynch & Co., Inc.,
8,100	5.70%, 5/2/17	A1/A+	7,813,001
18,200	6.05%, 8/15/12	Aa3/AA-	18,530,603
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08 (a)(d)(f)	A1/A-	10,164,236
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08 (a)(d)(f)	A1/A-	1,553,267
	Morgan Stanley,
8,400	4.75%, 4/1/14	A1/A+	7,863,341
10,400	5.75%, 8/31/12	Aa3/AA	10,397,171
17,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16 (f)	A2/BBB+	16,348,113
2,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08 (a)(b)(d)(f)	A1/A+	2,049,414
	Pemex Project Funding Master Trust,
8,500	5.75%, 12/15/15	Baa1/BBB+	8,417,125
7,500	8.625%, 2/1/22	Baa1/BBB+	9,280,560
16,000	RBS Capital Trust I, 5.512%, 9/30/14 (f)	Aa3/A	15,142,528
2,030	SB Treasury Co. LLC, 9.40%, 6/30/08 (b)(f)	A1/A-	2,097,723
9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1 (f)	Aa2/AA-	9,153,825
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	3,165,000
1,000	Vita Capital III Ltd., 6.46%, 1/1/11, FRN (a)(b)(d)(g)	A1/A	1,000,850
			269,971,148
Food & Beverage—0.8%
7,000	General Mills, Inc., 5.65%, 9/10/12	Baa1/BBB+	7,055,566
5,000	Kroger Co., 8.05%, 2/1/10	Baa2/BBB-	5,294,050
			12,349,616
Healthcare & Hospitals—1.3%
1,000	Community Health Systems, Inc., 8.875%, 7/15/15 (a)(d)	B3/B-	1,003,750
	HCA, Inc.,
4,100	7.50%, 12/15/23	Caa1/B-	3,301,771
1,000	8.36%, 4/15/24	Caa1/B-	835,614
2,000	9.00%, 12/15/14	Caa1/B-	1,903,572
1,500	9.25%, 11/15/16 (a)(d)	B2/BB-	1,545,000
	Tenet Healthcare Corp.,
3,000	7.375%, 2/1/13	Caa1/CCC+	2,505,000
9,400	9.25%, 2/1/15	Caa1/CCC+	8,131,000
			19,225,707
Hotels/Gaming—2.8%
	Caesars Entertainment, Inc.,
2,000	7.00%, 4/15/13	Baa3/BB	2,062,384
5,000	7.50%, 9/1/09	Baa3/BB	5,127,370
1,938	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (a)(d)	Ba2/BB	1,875,015
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,980,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BB	3,762,412
3,730	8.00%, 2/1/11	Baa3/BB	3,658,082

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming (continued)
$4,950	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	$5,014,954
1,200	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	1,260,000
	MGM Mirage, Inc.,
1,800	7.50%, 6/1/16	Ba2/BB	1,786,500
3,750	8.375%, 2/1/11	B1/B+	3,853,125
8,472	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	9,489,141
3,300	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB+	3,209,250
			43,078,233
Insurance—0.1%
1,300	American International Group, Inc., 6.25%, 3/15/37	Aa3/A+	1,207,248

Manufacturing—0.2%
	Bombardier, Inc. (a)(d),
1,000	6.75%, 5/1/12	Ba2/BB	1,000,000
1,500	8.00%, 11/15/14	Ba2/BB	1,556,250
			2,556,250
Metals & Mining—1.4%
	Freeport-McMoRan Copper & Gold, Inc.,
1,300	8.25%, 4/1/15	Ba3/BB	1,381,250
2,000	8.375%, 4/1/17	Ba3/BB	2,135,000
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Ba2/BB+	12,486,794
	Vale Overseas Ltd.,
3,700	6.25%, 1/11/16	Baa3/BBB	3,738,480
1,900	6.875%, 11/21/36	Baa3/BBB	1,933,440
			21,674,964
Multi-Media—7.4%
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (a)(d)	B3/B+	1,990,000
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,773,835
2,400	COX Communications, Inc., 6.45%, 12/1/36 (a)(d)	Baa3/BBB-	2,306,851
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B2/B+	14,427,900
10,535	7.875%, 2/15/18	B2/B+	9,929,238
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,545,000
13,400	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	15,841,185
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,162,500
8,000	8.25%, 4/11/10	Ba1/BB+	8,380,000
3,700	Time Warner Cable, Inc., 6.55%, 5/1/37 (a)(d)	Baa2/BBB+	3,608,029
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	20,950,776
6,195	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B+	6,055,613
5,000	Viacom, Inc., 6.25%, 4/30/16	Baa3/BBB	5,016,705
			111,987,632
Office Equipment—0.1%
1,500	Xerox Capital Trust I, 8.00%, 2/1/27	Ba1/BB	1,492,381

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas—9.8%
$4,700	Anadarko Petroleum Corp., 6.45%, 9/15/36	Baa3/BBB-	$4,582,641
3,500	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	3,493,430
	CenterPoint Energy Resources Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	24,428,484
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,470,595
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	305,250
1,300	7.75%, 1/15/15	Ba2/BB	1,324,375
3,100	Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	3,688,960
23,200	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	21,950,865
2,000	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	2,001,410
2,800	Energy Transfer Partners L.P., 6.625%, 10/15/36	Baa3/BBB-	2,691,772
1,250	Forest Oil Corp., 7.25%, 6/15/19 (a)(d)	B1/B+	1,209,375
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(d)	A3/BBB	1,255,800
13,000	8.625%, 4/28/34	A3/BBB	16,071,900
	Gazprom AG,
1,800	9.625%, 3/1/13 (a)(d)	A3/BBB	2,056,500
8,700	9.625%, 3/1/13	A3/BBB	10,009,350
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17 (a)(d)	Ba1/BB+	1,170,000
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,382,886
2,700	Plains Exploration & Production Co., 7.00%, 3/15/17	Ba3/BB-	2,470,500
1,500	Range Resources Corp., 7.50%, 5/15/16	B1/B+	1,522,500
1,920	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa3/A	1,897,173
2,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/A	2,402,250
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/B	2,487,500
900	Tesoro Corp., 6.50%, 6/1/17 (a)(d)	Ba1/BB+	879,750
13,400	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	13,555,279
15,000	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB	16,162,500
4,000	XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	3,800,644
			149,271,689
Paper/Paper Products—2.9%
	Abitibi-Consolidated, Inc.,
1,500	7.50%, 4/1/28	B3/B	1,072,500
5,000	8.375%, 4/1/15	B3/B	3,950,000
2,000	Bowater Canada Finance, 7.95%, 11/15/11	B3/B	1,710,000
3,000	Bowater, Inc., 9.50%, 10/15/12	B3/B	2,655,000
	Georgia-Pacific Corp.,
5,300	7.00%, 1/15/15 (a)(d)	Ba3/B	5,035,000
2,000	7.125%, 1/15/17 (a)(d)	Ba3/B	1,890,000
6,500	7.25%, 6/1/28	B2/B	5,817,500
2,500	7.375%, 12/1/25	B2/B	2,287,500
4,250	7.75%, 11/15/29	B2/B	3,888,750
14,119	8.00%, 1/15/24	B2/B	13,342,455
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB	1,920,000
			43,568,705
Pharmaceuticals—0.1%
1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,892,402

Printing/Publishing—0.1%
2,000	Idearc, Inc., 8.00%, 11/15/16	B2/B+	1,985,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Retail—1.2%
	Albertson’s, Inc.,
$1,500	7.75%, 6/15/26	B1/B	$1,486,976
16,000	8.00%, 5/1/31	B1/B	16,146,752
			17,633,728
Semi-Conductors—0.1%
1,000	Freescale Semiconductor, Inc., 8.875%, 12/15/14	B1/B	927,500

Telecommunications—14.5%
35,000	AT&T Corp., 8.00%, 11/15/31	A2/A	41,770,190
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,424,760
5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	4,975,000
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	942,500
7,500	9.00%, 8/15/31	Ba2/BB+	7,406,250
4,000	9.25%, 5/15/11	Ba2/BB+	4,310,000
9,500	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	11,506,903
	Embarq Corp.,
5,000	6.738%, 6/1/13	Baa3/BBB-	5,208,445
10,000	7.082%, 6/1/16	Baa3/BBB-	10,329,470
10,000	7.995%, 6/1/36	Baa3/BBB-	10,392,190
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,085,038
2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B	2,022,500
6,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	6,045,078
21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	18,402,500
	Qwest Capital Funding, Inc.,
5,000	7.00%, 8/3/09	B1/B+	5,000,000
14,000	7.90%, 8/15/10	B1/B+	14,140,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,975,000
	Qwest Corp.,
4,400	8.61%, 6/15/13, FRN	Ba1/BBB-	4,664,000
6,150	8.875%, 3/15/12	Ba1/BBB-	6,688,125
	Sprint Capital Corp.,
15,300	6.90%, 5/1/19	Baa3/BBB	15,582,622
2,900	8.375%, 3/15/12	Baa3/BBB	3,207,472
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BBB	1,575,056
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	15,842,625
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,710,665
			221,206,389
Utilities—8.8%
1,000	CMS Energy Corp., 6.31%, 1/15/13, FRN	Ba1/BB+	955,000
5,643	East Coast Power LLC, 7.066%, 3/31/12, Ser. B	Baa3/BBB-	5,856,033
1,500	Edison Mission Energy, 7.625%, 5/15/27 (a)(d)	B1/BB-	1,402,500
4,375	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,681,250
22,000	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	22,385,000
3,500	Jersey Central Power & Light Co., 6.15%, 6/1/37 (a)(d)	Baa2/BBB	3,377,556
	Midwest Generation LLC, pass thru certificates,
20,671	8.30%, 7/2/09, Ser. A	Ba2/BB+	21,034,181
14,480	8.56%, 1/2/16, Ser. B	Ba2/BB+	15,407,210
2,000	Nevada Power Co., 6.75%, 7/1/37	Baa3/BB+	1,987,216

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
	PSE&G Energy Holdings LLC,
$40,500	8.50%, 6/15/11	Ba3/BB-	$42,668,046
2,000	10.00%, 10/1/09	Ba3/BB-	2,131,708
2,000	Sierra Pacific Power Co., 6.75%, 7/1/37	Baa3/BB+	1,987,216
5,010	South Point Energy Center LLC, 8.40%, 5/30/12 (a)(b)(d)	NR/D	4,961,774
1,400	TXU Electric Delivery Co., 6.069%, 9/16/08, FRN (a)(d)	Baa2/BBB-	1,383,512
800	TXU Energy Co. LLC, 6.194%, 9/16/08, FRN (a)(d)	Baa2/BB	800,633
2,500	Virginia Electric and Power Co., 6.00%, 5/15/37, Ser. A	Baa1/BBB	2,385,385
			133,404,220
Waste Disposal—0.4%
6,250	Allied Waste North America, Inc., 7.875%, 4/15/13	B1/BB+	6,375,000

	Total Corporate Bonds & Notes (cost—$1,266,100,065)		1,292,391,813

U.S. GOVERNMENT AGENCY SECURITIES—3.9%
	Fannie Mae,
9,900	5.50%, TBA, MBS (e)	Aaa/AAA	9,669,518
798	6.935%, 11/1/35, FRN, MBS	Aaa/AAA	822,814
432	7.00%, 7/25/26, CMO	Aaa/AAA	448,105
776	7.00%, 2/18/27, CMO	Aaa/AAA	786,048
96	7.00%, 2/1/30, MBS	Aaa/AAA	99,095
148	7.00%, 3/1/31, MBS	Aaa/AAA	152,061
25	7.00%, 10/1/31, MBS	Aaa/AAA	25,977
118	7.00%, 11/1/31, MBS	Aaa/AAA	121,188
141	7.00%, 1/1/32, MBS	Aaa/AAA	146,737
1,291	7.00%, 6/1/32, MBS	Aaa/AAA	1,325,265
264	7.00%, 9/1/32, MBS	Aaa/AAA	270,927
58	7.00%, 11/1/32, MBS	Aaa/AAA	60,029
309	7.00%, 1/1/33, MBS	Aaa/AAA	320,890
187	7.00%, 2/1/33, MBS	Aaa/AAA	193,037
363	7.00%, 4/1/33, MBS	Aaa/AAA	373,071
773	7.00%, 6/1/33, MBS	Aaa/AAA	793,873
463	7.00%, 9/1/33, MBS	Aaa/AAA	476,207
213	7.00%, 1/1/34, MBS	Aaa/AAA	221,328
303	7.00%, 2/1/34, MBS	Aaa/AAA	310,706
5,674	7.00%, 6/1/35, MBS	Aaa/AAA	5,836,954
1,401	7.00%, 7/1/35, MBS	Aaa/AAA	1,442,064
4,625	7.00%, 2/1/36, MBS	Aaa/AAA	4,763,879
132	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	135,941
2,141	7.00%, 12/25/41, CMO	Aaa/AAA	2,206,804
59	7.50%, 12/25/19, CMO	Aaa/AAA	62,783
556	7.50%, 5/1/22, MBS	Aaa/AAA	581,477
25	7.50%, 6/25/30, CMO	Aaa/AAA	26,525
597	7.50%, 12/1/33, MBS	Aaa/AAA	621,894
118	7.50%, 11/25/40, CMO	Aaa/AAA	121,452
204	7.50%, 5/25/42, CMO	Aaa/AAA	212,825
57	7.50%, 7/25/42, CMO	Aaa/AAA	59,199
10,938	7.50%, 12/25/45, CMO	Aaa/AAA	11,562,577
30	8.00%, 9/25/23, CMO	Aaa/AAA	29,959

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$41	8.00%, 7/18/27, CMO	Aaa/AAA	$43,059
11,104	8.00%, 12/25/45, CMO	Aaa/AAA	11,869,489
306	9.99%, 9/25/17, CMO	Aaa/AAA	336,873
	Freddie Mac,
111	7.00%, 5/15/23, CMO	Aaa/AAA	114,285
1,698	7.00%, 1/15/24, CMO	Aaa/AAA	1,761,902
138	7.50%, 11/1/19, MBS	Aaa/AAA	142,440
49	8.00%, 9/15/26, CMO	Aaa/AAA	49,723
12	9.50%, 5/15/21, CMO	Aaa/AAA	12,772
142	Small Business Administration Participation Certificates, 7.50%,
	4/1/17, Ser. 97-D	Aaa/AAA	147,133
	Total U.S. Government Agency Securities (cost—$58,323,540)		58,758,885

SENIOR LOANS (a)(c)—1.3%
Energy—0.2%
	Kinder Morgan Energy Partners L.P,
3,627	6.82%, 5/24/14, Term B		3,459,511
58	7.12%, 5/24/14		54,913
			3,514,424
Entertainment—0.3%
	MGM Studios,
988	8.61%, 4/8/12, Term B		936,778
2,992	8.61%, 4/8/12, Term B1		2,838,793
			3,775,571
Healthcare & Hospitals—0.6%
9,950	HCA, Inc., 7.61%, 11/14/13, Term B		9,613,412

Hotels/Gaming—0.1%
1,700	Las Vegas Sands Corp., 6.82%, 5/15/14 (b)		1,621,588

Insurance—0.0%
500	Shackleton B Event Linked Loan, 13.375%, 8/1/08 (b)		490,000

Utilities—0.1%
	AES Corp., Term B (b),
714	7.00%, 4/30/08		704,762
714	7.25%, 8/10/11		704,762
			1,409,524
	Total Senior Loans (cost—$21,247,324)		20,424,519

MUNICIPAL BONDS—3.1%
New Jersey—3.1%
	Tobacco Settlement Financing Corp. Rev. (j),
16,520	5.75%, 6/1/32	Aaa/AAA	17,576,619
9,910	6.125%, 6/1/24	Aaa/AAA	10,488,149

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
New Jersey (continued)
$16,520	6.375%, 6/1/32	Aaa/AAA	$18,530,980
	Total Municipal Bonds (cost—$41,467,644)		46,595,748

MORTGAGE-BACKED SECURITIES—0.7%
	GSMPS Mortgage Loan Trust, CMO (a)(d),
3,924	7.50%, 12/21/26, VRN	NR/NR	4,021,759
190	7.50%, 6/19/32, VRN	NR/NR	197,717
6,045	7.50%, 6/25/43	NR/NR	6,138,509
372	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (a)(d)	Aaa/NR	387,073
159	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	163,178
	Total Mortgage-Backed Securities (cost—$11,211,513)		10,908,236

SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.1%
BRL 3,900	Federal Republic of Brazil, 10.25%, 1/10/28	Ba1/BB+	2,026,484

Panama—0.5%
$ 6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	6,840,000

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,054,900
	Total Sovereign Debt Obligations (cost—$9,664,832)		9,921,384

ASSET-BACKED SECURITIES—0.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	8,406,784
1,000	SLM Student Loan Trust, 5.36%, 10/25/16, FRN	Aaa/AAA	1,000,553
	Total Asset-Backed Securities (cost—$8,349,441)		9,407,337

SHORT-TERM INVESTMENTS — 4.5%
U.S. Treasury Bills (h)—2.2%
33,165	1.70%-4.77%, 9/13/07-11/29/07 (cost—$33,089,792)		33,075,827

Commercial Paper—1.1%
Financial Services—1.1%
17,200	Rabobank U.S.A. Financial Corp., 5.24%, 9/4/07 (cost—$17,200,000)	P-1/A-1+	17,200,000

Corporate Notes—0.5%
Financial Services—0.1%
1,100	General Electric Capital Corp., 8.50%, 7/24/08	Aaa/AAA	1,126,207
500	Redwood Capital IX Ltd., 11.61%, 1/9/08, Ser. A, FRN (a)(b)(d)(g)	Ba2/NR	503,150
			1,629,357
Hotels/Gaming—0.2%
3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba1/BB+	3,030,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Insurance—0.1%
$500	Shackleton Reinsurance Ltd., 13.358%, 2/7/08, FRN (a)(b)(d)(g)	Ba3/BB	$505,400

Utilities—0.1%
1,795	East Coast Power LLC, 6.737%, 3/31/08, Ser. B	Baa3/BBB-	1,805,062
	Total Corporate Notes (cost—$6,980,108)		6,969,819
Asset-Backed Securities—0.0%
366	GS Auto Loan Trust, 5.363%, 7/15/08 (cost—$365,636)	P-1/A-1+	365,474

Repurchase Agreements—0.7%
1,000	Lehman Brothers Holdings, dated 8/31/07, 5.13%, due 9/4/07, proceeds $1,000,570; collateralized by U.S. Treasury Bonds, 8.34%, due 8/15/20, valued at $1,024,025 including accrued interest		1,000,000
9,742	State Street Bank & Trust Co., dated 8/31/07, 4.90%, due 9/4/07, proceeds $9,747,304; collateralized by Freddie Mac, zero coupon, due 11/16/07, valued at $9,939,528		9,742,000
	Total Repurchase Agreements (cost—$10,742,000)		10,742,000
	Total Short Term Investments (cost—$68,377,536)		68,353,120

OPTIONS PURCHASED (i)— 0.5%

Contracts/Notional
Amount
	Call Options—0.4%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index (b),
322,800,000	strike rate 5.00%, expires 8/28/09	3,331,321
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index (b),
174,900,000	strike rate 5.00%, expires 8/28/09	1,805,939
	9-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index (b),
110,200,000	strike rate 4.66%, expires 2/21/08	497,262
	U.S. Dollar versus Euro (OTC) (b),
€4,400,000	strike price $1.36, expires 5/21/08	165,697
€5,000,000	strike price $1.37, expires 6/3/10	282,527
€3,600,000	strike price $1.38, expires 5/21/10	197,802
	U.S. Treasury Notes 10 yr. Futures (CBOT),
$1,312	strike price $130, expires 11/20/07	20,500
		6,301,048
	Put Options—0.1%
	9-Year Interest Rate Swap, OTC, Pay 3-Month USD-LIBOR Floating Rate Index (b),
110,200,000	strike rate 5.84%, expires 2/21/08	326,186

Contracts/Notional
Amount		Value*
	Put Options (continued)
$3,000,000	Fannie Mae (OTC) strike price $85.25, expires 11/06/07 (b)	$345
	Financial Future Euro—90 day (CME),
1,740	strike price $91, expires 9/17/07	4
270	strike price $91.50, expires 9/17/07	1
2,515	strike price $91.75, expires 3/17/08	6
507	strike price $92, expires 3/17/08	1
719	strike price $92, expires 9/15/08	2
731	strike price $92.50, expires 3/17/08	2
625	strike price $92.50, expires 6/16/08	2
2,987	strike price $92.75, expires 3/17/08	8
1,697	strike price $93, expires 6/16/08	4
	U.S. Dollar versus Euro (OTC) (b),
€4,400,000	strike price $1.36, expires 5/21/08	106,752
€5,000,000	strike price $1.37, expires 6/3/10	260,926
€3,600,000	strike price $1.38, expires 5/21/10	192,004
		886,243
	Total Options Purchased (cost—$7,382,895)	7,187,291
	Total Investments before options written (cost—$1,492,124,790)—100.4%	1,523,948,333

OPTIONS WRITTEN (i)— (0.4)%

	Call Options—(0.4)%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$34,900,000	strike rate 5.32%, expires 8/28/09	(979,127)
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
128,800,000	strike rate 5.32%, expires 8/28/09	(3,623,294)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,400	strike price $111, expires 11/20/07	(765,625)
		(5,368,046)

	Put Options—(0.0)%
	Dow Jones CDX Index (OTC),
13,900,000	strike rate 0.43%, expires 9/20/07	(182,841)
	Euro versus U.S. Dollar (OTC),
26,000,000	strike price €0.43, expires 9/20/07	(208,584)
		(391,425)

	Total Options Written (premiums received—$5,146,850)	(5,759,471)

	Total Investments net of options written (cost—$1,486,977,940)—100.0%	$1,518,188,862

Notes to Schedule of Investments:

*       Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p. m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $173,517,057, representing 11.43% of total investments net of options written.

(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after August 31, 2007.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	Fair-valued security. Securities with an aggregate value of $2,009,400, representing 0.13% of total investments net of options written, have been fair-valued.
(h)	All or partial amount segregated as collateral for futures contracts and/or swaps.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2007.
GBP—British Pound
KRW—Korean Won
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Security
MXN—Mexican Peso
NOK—Norweign Krone
NR—Not Rated
OTC—Over the Counter
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
TBA—To be Announced
TIIE—Interbank Equilibrium Interest Rate
UNIT—More than one class of securities traded together.

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2007.

Other Investments:

(1) Futures contracts outstanding at August 31, 2007:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)
Long: Financial Future British Pound—90 day	180	$42,602	3/19/08	$(168,540)
Financial Future British Pound—90 day	315	74,751	12/17/08	(373,690)
Short: U.S. Treasury Bond Futures	(1,600)	(178,500)	12/19/07	116,649
U.S. Treasury Note 10 yr. Futures	(781)	(85,507)	9/19/07	(1,318,491)
				$(1,744,072)

(2)  Transactions in options written for the nine months ended August 31, 2007:

	Contracts/ Notional Amount	Premiums
Options outstanding, November 30, 2006	1,378,000,000	$4,431,150
Options written	203,605,465	5,850,623
Options terminated in closing transactions	(1,378,004,065)	(5,134,923)
Options outstanding, August 31, 2007	203,601,400	$5,146,850

(3) Credit default swap agreements outstanding at August 31, 2007:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
ConocoPhillips	$2,000	12/20/07	0.10%	$414
Ford Motor Credit	10,000	3/20/12	2.55%	(796,758)
Freeport-McMoRan	7,000	6/20/12	0.90%	15,879
LCDX	30,000	6/20/12	1.20%	(355,149)
Valero Energy	2,100	12/20/07	0.12%	794
Citigroup
ABS Home Equity Index	8,000	8/25/37	0.15%	41,333
Bear Stearns	7,200	9/20/12	0.48%	(262,693)
Ford Motor Credit	32,400	9/20/08	1.35%	(1,023,804)
Freeport-McMoRan	5,800	6/20/12	1.00%	34,945
GMAC	10,000	6/20/12	1.40%	(1,303,039)
Credit Suisse First Boston
ArvinMeritor	5,000	6/20/09	1.40%	(114,676)
Chesapeake Energy	2,000	6/20/12	1.01%	(60,389)
GMAC	4,200	9/20/09	3.74%	(141,000)
Deutsche Bank
Chesapeake Energy	4,500	6/20/12	1.05%	(128,093)
Chesapeake Energy	400	3/20/14	1.32%	(17,836)
Dow Jones ITRAX	12,000	6/20/12	0.75%	(274,405)
Federal Republic of Brazil	14,300	5/20/12	0.69%	(151,776)
Federal Republic of Brazil	1,300	5/20/17	1.04%	(30,898)
GMAC	11,800	9/20/09	1.50%	(833,834)
Goldman Sachs
Anadarko Petroleum	6,000	3/20/08	0.15%	2,092
Chesapeake Energy	4,200	3/20/14	1.32%	(187,280)
Dow Jones CDX	32,300	6/20/12	0.35%	(416,853)
Echostar	5,000	6/20/09	0.54%	(11,893)
Ford Motor Credit	4,600	3/20/09	1.70%	(194,867)
LCDX	5,000	6/20/12	1.20%	154,975
LCDX	10,000	6/20/12	1.20%	(90,050)
HSBC Bank
SLM Corp.	15,000	6/20/08	0.50%	(87,903)
JPMorgan Chase
Bear Stearns	3,000	9/20/12	0.67%	(85,180)
GMAC	8,100	6/20/12	1.84%	(947,960)
Republic of Panama	12,700	3/20/09	0.30%	(36,747)
Lehman Brothers
Bear Stearns	5,900	9/20/12	0.48%	(215,262)
Chesapeake Energy	6,800	3/20/14	1.16%	(362,200)
Federal Republic of Brazil	5,650	2/20/12	0.93%	(5,743)
Federal Republic of Brazil	1,500	2/20/17	1.51%	11,429
Freescale Semiconductor	5,000	6/20/09	1.62%	(72,082)
HCA	5,000	6/20/09	1.00%	(127,357)
LCDX	21,300	6/20/12	1.20%	(392,656)
MGM	10,000	6/20/09	0.63%	(90,752)
MGM	5,000	6/20/09	0.65%	(43,425)
Pemex	7,800	3/20/09	0.34%	10,258
Proctor & Gamble	10,000	9/20/08	0.07%	1,488
Reynolds American	4,000	6/20/12	1.00%	46,254
Tesoro	5,000	6/20/09	0.30%	(9,177)
Tesoro	4,500	6/20/12	0.75%	(39,099)
United Mexican States	7,400	3/20/09	0.24%	5,482
United Mexican States	11,000	1/20/17	0.67%	(36,928)
Merrill Lynch
El Paso	5,000	6/20/09	0.45%	(25,336)
Lyondell Chemical	5,000	6/20/09	1.00%	(59,146)
Vale Overseas	2,000	4/20/12	0.50%	(24,300)
Morgan Stanley
Chesapeake Energy	5,000	6/20/09	0.45%	(46,222)
Dynegy Holdings	5,000	6/20/09	1.05%	(61,790)
Ford Motor Credit	20,000	9/20/10	4.05%	(386,094)
Forest Oil	5,000	6/20/09	0.70%	(28,760)
LCDX	6,700	6/20/12	1.20%	(193,566)
Reliant Energy	5,000	6/20/09	1.05%	(83,381)
Republic of Indonesia	7,700	3/20/09	0.46%	(51,460)
Republic of Peru	7,700	3/20/09	0.32%	(15,370)
Russian Federation	2,000	6/20/08	0.245%	(3,781)
Russian Federation	7,800	3/20/09	0.31%	(24,978)
Republic of Ukraine	7,700	3/20/09	0.66%	(15,485)
Royal Bank of Scotland
Allied Waste	5,000	6/20/09	0.80%	(79,900)
ARAMARK Corp.	5,000	6/20/12	2.32%	(270,278)
Freeport-McMoRan	6,000	6/20/09	0.32%	3,566
Williams Cos.	5,000	6/20/09	0.30%	(10,738)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
UBS
ABS Home Equity Index	$1,200	5/25/46	0.17%	$125,387
Anadarko Petroleum	12,000	9/20/07	0.15%	3,909
				$(9,870,144)

(4) Interest rate swap agreements outstanding at August 31, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$7,700	12/19/17	5.00%	3-Month USD-LIBOR	$(66,730)
Barclays Bank	806,000	6/18/09	3-Month USD-LIBOR	5.00%	5,239,403
Citigroup	16,400	12/19/17	5.00%	3-Month USD-LIBOR	(5,432)
Credit Suisse First Boston	5,800	12/19/17	5.00%	3-Month USD-LIBOR	(56,441)
Deutsche Bank	2,544,000	6/18/09	3-Month USD-LIBOR	5.00%	16,303,142
Deutsche Bank	79,400	12/19/12	5.00%	3-Month USD-LIBOR	(50,252)
Deutsche Bank	10,900	12/19/14	5.00%	3-Month USD-LIBOR	(41,898)
Goldman Sachs	MXN 106,500	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(242,035)
HSBC Bank	GBP 12,900	12/15/35	4.00%	6-Month GBP-LIBOR	1,125,340
Lehman Brothers	$1,650,000	12/18/24	3-Month USD-LIBOR	5.70%	53,644,333
Lehman Brothers	1,700,000	12/19/24	5.70%	3-Month USD-LIBOR	(81,868,430)
Royal Bank of Scotland	GBP 233,000	7/17/08	3-Month GBP-LIBOR	6.40%	318,951
Royal Bank of Scotland	$740,200	2/25/17	4.66%	3-Month USD-LIBOR	(474,615)
Royal Bank of Scotland	740,200	2/25/17	3-Month USD-LIBOR	5.84%	(958,839)
Royal Bank of Scotland	3,700	12/19/17	5.00%	3-Month USD-LIBOR	(13,065)
Royal Bank of Scotland	GBP 19,600	7/17/27	5.639%	3-Month GBP-LIBOR	(1,558,466)
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.575%	(282,850)
					$(8,987,884)

The Fund received $14,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at August 31, 2007:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	August 31, 2007	(Depreciation)
Purchased:
AUD 10,000,000 settling 9/13/07	$8,571,000	$8,132,594	$(438,406)
BRL 27,542,200 settling 10/2/07	13,370,000	13,997,154	627,154
CAD 1,226,000 settling 9/20/07	1,162,577	1,159,444	(3,133)
GBP 1,777,000 settling 9/20/07	3,558,976	3,582,979	24,003
KRW 11,895,500,000 settling 9/21/07	12,860,000	12,696,388	(163,612)
KRW 11,895,500,000 settling 5/30/08	12,753,160	12,817,616	64,456
MXN 139,687,625 settling 5/10/08	12,650,000	12,504,201	(145,799)
NOK 24,380,000 settling 9/6/07	4,068,962	4,188,238	119,276
PLN 35,844,678 settling 9/28/07	12,860,000	12,772,932	(87,068)
PLN 35,844,678 settling 7/10/08	13,129,919	12,756,804	(373,115)
RUB 331,466,500 settling 1/11/08	12,860,000	12,899,595	39,595
SGD 19,344,899 settling 9/21/07	12,860,000	12,716,492	(143,508)
SGD 19,344,899 settling 5/22/08	12,922,444	12,911,524	(10,920)
Sold:
€ 825,000 settling 10/4/07	1,120,767	1,126,355	(5,588)
GBP 4,606,000 settling 9/20/07	9,307,107	9,287,114	19,993
KRW 11,895,500,000 settling 9/21/07	12,611,212	12,696,388	(85,176)
PLN 35,844,678 settling 9/28/07	13,127,514	12,772,932	354,582
SGD 19,344,899 settling 9/21/07	12,719,376	12,716,492	2,884
			$(204,382)

(6) At August 31, 2007, the Fund held the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Las Vegas Sands, Term DD	$500,000
SLM Corp.	10,200,000
$10,700,000

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 29, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 29, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 29, 2007